One Year Fee Waiver Or Expense Reimbursement [Member] Expense Example - Payden U.S. Government Fund - Payden U.S. Government Fund (Investor Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 734